Equity (Narrative) (Details)	12 Months Ended			0 Months Ended		0 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2014 EUR (€)	Dec. 31, 2013 EUR (€)	May 14, 2014 ILFC [Member] USD ($)	Dec. 31, 2014 ILFC [Member]	May 14, 2014 AIG [Member]
Share Capital [Line Items]
Share repurchase program, authorized amount	$ 320,000,000
Shares authorized		350,000,000	250,000,000
Ordinary share, par value		€ 0.01	€ 0.01
Ordinary share capital, shares issued		212,318,291	113,783,799
Percentage of voting interest sold by counterparty					100.00%
Cash consideration				2,400,000,000
Shares issued for acquisition				97,560,976
Equity Ownership Percentage Held By Third Party						46.00%
Treasury stock acquired, shares	26,535,939
Consideration for repurchase of ordinary shares	$ 320,093,000
Average share price of shares repurchased	$ 12.06